UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08268

Firsthand Funds

(Exact name of registrant as specified in charter)

150 Almaden Blvd., Suite 1250
San Jose, CA 95113

(Address of principal executive offices) (Zip code)

Firsthand Capital Management, Inc.

150 Almaden Blvd., Suite 1250

San Jose, CA 95113

(Name and address of agent for service)

Registrant’s telephone number, including area code: (408) 624-9527

Date of fiscal year end: December 31

Date of reporting period: September 30, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Firsthand Technology Opportunities Fund

Portfolio of Investments, September 30, 2019 (unaudited)

	SHARES	MARKET VALUE
Common Stocks — 86.0% ($248,659,629)
Biotech — 0.4% ($1,150,300)
GW Pharmaceuticals PLC ADR *	10,000	$1,150,300
Cloud Computing — 1.4% ($4,140,000)
Box, Inc., Class A *	250,000	4,140,000
Communications — 1.0% ($3,012,800)
ViaSat, Inc. *	40,000	3,012,800
Computer Storage Devices — 0.6% ($1,694,000)
Pure Storage, Inc., Class A *	100,000	1,694,000
Consumer Electronics — 8.6% ($24,803,400)
Fitbit, Inc., Class A *	100,000	381,000
Roku, Inc. *	240,000	24,422,400
Defense & Aerospace — 1.5% ($4,462,800)
Kratos Defense & Security Solutions, Inc. *	240,000	4,462,800
Education — 4.1% ($11,811,000)
2U, Inc. *	100,000	1,628,000
Chegg, Inc. *	340,000	10,183,000
Internet — 12.5% ($36,065,444)
Alphabet, Inc., Class C *	4,016	4,895,504
Amazon.com, Inc. *	4,000	6,943,640
Match Group, Inc.	150,000	10,716,000
Netflix, Inc. *	35,000	9,366,700
PayPal Holdings, Inc. *	40,000	4,143,600
Networking — 9.9% ($28,536,900)
Arista Networks, Inc. *	70,000	16,724,400
Nutanix, Inc., Class A *	450,000	11,812,500
Other Electronics — 3.6% ($10,290,000)
Cree, Inc. *	210,000	10,290,000
Renewable Energy — 2.6% ($7,520,500)
Enphase Energy, Inc. *	150,000	3,334,500
SolarEdge Technologies, Inc. *	50,000	4,186,000
Semiconductor Equipment — 2.1% ($6,193,885)
Revasum, Inc. *	7,113,796	6,193,885
Semiconductors — 8.2% ($23,613,800)
II-VI, Inc. *	220,000	7,746,200
NVIDIA Corp.	50,000	8,703,500
ON Semiconductor Corp. *	10,000	192,100
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	150,000	6,972,000
Services — 0.9% ($2,585,100)
Net 1 UEPS Technologies, Inc. *	30,000	107,100

	SHARES	MARKET VALUE
Square, Inc., Class A *	40,000	$2,478,000
Social Networking — 3.1% ($8,904,000)
Facebook, Inc., Class A *	50,000	8,904,000
Software — 25.5% ($73,875,700)
Adobe Systems, Inc. *	20,000	5,525,000
Coupa Software, Inc. *	20,000	2,591,400
Domo, Inc. *	50,000	799,000
Guidewire Software, Inc. *	55,000	5,795,900
Microsoft Corp.	100,000	13,903,000
MongoDB, Inc. *	10,000	1,204,800
Okta, Inc. *	20,000	1,969,200
Palo Alto Networks, Inc. *	20,000	4,076,600
Proofpoint, Inc. *	40,000	5,162,000
Splunk, Inc. *	40,000	4,714,400
Twilio, Inc., Class A *	140,000	15,394,400
Workday, Inc., Class A *	30,000	5,098,800
Zendesk, Inc. *	40,000	2,915,200
Zscaler, Inc. *	100,000	4,726,000

INVESTMENT COMPANY — 14.7% ($42,613,837)
Fidelity Investments Money Market Funds - Treasury Portfolio (1)	42,613,837	42,613,837

Total Investments (Cost $218,797,691) — 100.7%		291,273,466

Liabilities in excess of other assets — (0.7)%		(2,010,433)

Net Assets — 100.0%		$289,263,033

*	Non-income producing security.
(1)	The Fidelity Investments Money Market Fund invests primarily in U.S. Treasury Securities.
ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt

1

Firsthand Alternative Energy Fund

Portfolio of Investments, September 30, 2019 (unaudited)

	SHARES	MARKET VALUE
Common Stocks — 90.8% ($5,750,218)
Advanced Materials — 2.9% ($184,239)
Corning, Inc.	6,460	$184,239
SunEdison, Inc. *	21,130	0
Agriculture — 0.0% ($4)
GrowLife, Inc. *	1,000	4
Automotive — 0.0% ($1,574)
Garrett Motion, Inc. *	158	1,574
Biotech — 2.7% ($169,130)
Curaleaf Holdings, Inc. *	10,000	54,100
GW Pharmaceuticals PLC ADR *	1,000	115,030
Electrical Equipment — 2.2% ($137,690)
ABB, Ltd. - SP ADR	7,000	137,690
Energy Efficiency — 10.8% ($682,697)
Honeywell International, Inc.	1,580	267,336
Itron, Inc. *	5,565	411,587
Resideo Technologies, Inc. *	263	3,774
Engineering Service — 3.0% ($189,000)
Quanta Services, Inc.	5,000	189,000
Environmental Services — 1.6% ($100,912)
Advanced Emissions Solutions, Inc.	6,800	100,912
Industrials — 5.8% ($369,180)
3M Co.	1,000	164,400
United Technologies Corp.	1,500	204,780
Intellectual Property — 0.0% ($1,342)
Silicon Genesis Corp., Common * (1)	181,407	1,342
Materials — 6.0% ($381,548)
Aspen Aerogels, Inc. *	35,000	207,200
Linde PLC	900	174,348
Other Electronics — 10.9% ($688,562)
Cree, Inc. *	8,000	392,000
Intevac, Inc. *	5,800	30,392
Koninklijke Philips Electronics N.V.	5,770	266,170
Renewable Energy — 33.9% ($2,147,036)
Amtech Systems, Inc. *	6,600	34,980
Enphase Energy, Inc. *	5,000	111,150
First Solar, Inc. *	5,000	290,050
Iberdrola S.A.	22,556	234,442
Motech Industries, Inc. *	58,069	17,557
Orion Energy Systems, Inc. *	14,000	39,900
Sharp Corp.	1,100	12,157
Siemens Gamesa Renewable Energy S.A.	7,271	98,667

	SHARES	MARKET VALUE
SolarEdge Technologies, Inc. *	7,000	$586,040
SunPower Corp., Class B *	19,931	218,643
Sunrun, Inc. *	5,000	83,525
ULVAC, Inc.	2,700	108,375
Vestas Wind Systems A.S.	3,000	233,070
Vivint Solar, Inc. *	12,000	78,480
Semiconductors — 8.3% ($524,404)
Power Integrations, Inc.	5,799	524,404
Waste & Environment Service — 2.7% ($172,900)
Covanta Holding Corp.	10,000	172,900
Preferred Stock — 0.0% ($857)
Intellectual Property — 0.0% ($857)
Silicon Genesis Corp., Series 1-C * (1)	152	68
Silicon Genesis Corp., Series 1-E * (1)	3,000	789

INVESTMENT COMPANY — 7.5% ($475,486)
Fidelity Investments Money Market Funds - Treasury Portfolio (2)	475,486	475,486

Total Investments (Cost $5,594,631) — 98.3%		6,226,561

Other assets in excess of liabilities — 1.7%		104,756

Net Assets — 100.0%		$6,331,317

*	Non-income producing security.
(1)	Restricted/illiquid security (0.04% of net assets).
(2)	The Fidelity Investments Money Market Fund invests primarily in U.S. Treasury Securities.
ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt

1

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2019 (unaudited)

The following information is based upon the federal income tax cost of portfolio investments as September 30, 2019.

	Firsthand Technology Opportunities Fund	Firsthand Alternative Energy Fund
Gross unrealized appreciation	$87,573,169	$1,887,374

Gross unrealized depreciation	(15,097,394)	(1,255,444)
Net unrealized appreciation (depreciation)	$72,475,775	$631,930
Federal income tax cost, investments	$218,797,691	$5,594,631

The difference between the acquisition cost and the federal income tax cost of portfolio investments is due to certain timing differences in the recognition of capital losses under accounting principles generally accepted in the United States and income tax regulations.

Options—The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may enter into options written to hedge against changes in the value of equities. The Funds may purchase put and call options to attempt to provide protection against adverse price effects from anticipated changes in prevailing prices of securities or stock indices. The Funds may also write put and call options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The average volume of derivatives during the nine months ended September 30, 2019 is as follows:

FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND WRITTEN OPTIONS (Contracts)
(73,910)

Short Positions—Firsthand Alternative Energy Fund may sell securities short for economic hedging purposes. Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To initiate such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date, completing the transaction. The Fund is liable for any dividends payable on securities while those securities are in a short position.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates.

All short sales must be fully collateralized. The Fund maintains the collateral in a segregated account consisting of cash, cash equivalents and/or liquid securities sufficient to collateralize the market value of its short positions. Typically, the segregated cash with brokers and other financial institutions exceeds the minimum required. Deposits with brokers for securities sold short are invested in money market instruments.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. A Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies. A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

NOTES TO PORTFOLIO OF INVESTMENTS - continued

September 30, 2019 (unaudited)

As of September 30, 2019, the Alternative Energy Fund was invested in the following restricted securities:

Security	Acquisition Date	Shares	Cost	Value	% of Net Assets
ALTEX
Silicon Genesis Corp., Common Stock	September 2, 2008	109,855	$32,956	$813	0.0	%*
Silicon Genesis Corp., Common Stock	September 26, 2008	71,552	21,466	529	0.0	%*
Silicon Genesis Corp., Series 1-C Preferred Stock	September 2, 2008	152	46	68	0.0	%*
Silicon Genesis Corp., Series 1-E Preferred Stock	September 2, 2008	3,000	2,878	789	0.0	%*
			$57,346	$2,199	0.0	%*

*	Less than 0.05%

Each Fund, consistent with SEC guidelines, has an investment restriction providing that it cannot purchase additional restricted securities once such securities comprise 15% of a Fund’s net assets. The SEC considers a security to be illiquid if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the security. The restriction stems from the concern that, for an open-end mutual fund with daily redemption obligations, a high level of illiquid securities would increase the risk that a Fund may not be able to meet its daily redemption needs, because illiquid securities often take a longer period of time to sell, and may not necessarily be sold at that Fund’s then carrying value.

As of September 30, 2019, Kevin Landis represents the Funds and sits on the following private company’s board: Silicon Genesis Corporation. Serving on the boards of directors of the portfolio companies may cause conflicts of interest. The Adviser has adopted various procedures to ensure that the Fund will not be unfavorably affected by these potential conflicts.

Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Securities Valuation—A Fund’s portfolio of securities is valued as follows:

1.	Securities traded on stock exchanges, or quoted by NASDAQ, are valued according to the NASDAQ official closing price, if applicable, or at their last reported sale price as of the close of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 P.M. Eastern Time). If a security is not traded that day, the security will be valued at its most recent bid price.

2.	Securities traded in the over-the-counter market, but not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the most recent closing bid price as quoted by brokers that make markets in the securities) at the close of trading on the NYSE.

3.	Securities traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.

4.	Securities and other assets that do not have market quotations readily available are valued at their fair value as determined in good faith using procedures established by the Board of Trustees.

NOTES TO PORTFOLIO OF INVESTMENTS - continued

September 30, 2019 (unaudited)

In pricing illiquid, privately placed securities, the advisor follows well-accepted valuation techniques. Initial valuations are generally determined by the initial purchase price for each security. Subsequent to initial purchase, securities are repriced from time to time to reflect changes to the companies’ valuations caused by various events. Such events include, among others, a new round of financing establishing a new valuation for the company; material changes to a company’s business or business prospects, either due to company-specific internal issues (gaining or losing a major customer, missing a significant milestone, etc.) or macroeconomic events affecting the industry or the world. In analyzing a company’s valuation, factors that are also considered, include a company’s cash flow, revenues, profitability, financial forecasts, and probability of success in those measures. Other potential factors include the value of comparable public and private companies and general market conditions.

Fair Value Measurement — In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements).

The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access

Level 2 -	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risks, yield curves, default rates, and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

NOTES TO PORTFOLIO OF INVESTMENTS - continued

September 30, 2019 (unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the following Funds’ net assets as of September 30, 2019:

FUND	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Firsthand Technology Opportunities Fund
Common Stocks
Biotech	$1,150,300	$—	$—
Cloud Computing	4,140,000	—	—
Communications	3,012,800	—	—
Computer Storage Devices	1,694,000	—	—
Consumer Electronics	24,803,400	—	—
Defense & Aerospace	4,462,800	—	—
Education	11,811,000	—	—
Internet	36,065,444	—	—
Networking	28,536,900	—	—
Other Electronics	10,290,000	—	—
Renewable Energy	7,520,500	—	—
Semiconductor Equipment	6,193,885	—	—
Semiconductors	23,613,800	—	—
Services	2,585,100	—	—
Social Networking	8,904,000	—	—
Software	73,875,700	—	—
Total Common Stock	248,659,629	—	—
Investment Company	42,613,837	—	—
Total	$291,273,466	$—	$—

FUND	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Firsthand Alternative Energy Fund
Common Stocks
Advanced Materials	$184,239	$—	$—
Agriculture	4	—	—
Automotive	1,574	—	—
Biotech	169,130	—	—
Electrical Equipment	137,690	—	—
Energy Efficiency	682,697	—	—
Engineering Service	189,000	—	—
Environmental Services	100,912	—	—
Industrials	369,180	—	—
Intellectual Property	—	—	1,342
Materials	381,548	—	—
Other Electronics	688,562	—	—
Renewable Energy	2,147,036	—	—
Semiconductors	524,404	—	—
Waste & Environment Service	172,900	—	—
Total Common Stocks	5,748,876	—	1,342
Preferred Stocks	—	—	857
Investment Company	475,486	—	—
Total	$6,224,362	$—	$2,199

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Transfers in and out of the levels are recognized at the value at the end of the period. At September 30, 2019, there were no transfers between Levels 1 and 2 for the Fund.

NOTES TO PORTFOLIO OF INVESTMENTS - continued

September 30, 2019 (unaudited)

Following is a reconciliation of Level 3 assets (at either the beginning or the ending of the period) for which significant unobservable inputs were used to determine fair value.

Investments at Fair Value using Significant Unobservable Inputs (Level 3)	Balance as of 12/31/18	Net Purchases	Net Sales	Net realized gains/ (Losses)	Net unrealized appreciation (depreciation)	Transfers in (out) of Level 3	Balance as of 09/30/19
Common Stocks
Intellectual Property	$1,451	$—	$—	$—	$(109)	$—	$1,342
Preferred Stocks	842	—	—	—	15	—	857
Total	$2,293	$—	$—	$—	$(94)	$—	$2,199

As of the period ended September 30, 2019, these investments were valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

For information on the Funds’ policy regarding valuation of investments and others significant accounting policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Firsthand Funds

By (Signature and Title)*	/s/ Kevin Landis
Kevin M. Landis, President and Secretary

Date	November 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin Landis
Kevin M. Landis, President and Secretary

Date	November 26, 2019

By (Signature and Title)*	/s/ Omar Billawala
Omar Billawala, Treasurer

Date	November 26, 2019

*	Print the name and title of each signing officer under his or her signature.